LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Disclosure of changes in lease obligations [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Opening balance	32,155	-
Acquired - Phyto BrandCo acquisition	-	34,665
Additions - equipment	49,968	-
Interest	3,810	846
Repayments	(22,345)	(3,356)
Closing balance	63,588	32,155
Less: current portion	(17,640)	(10,688)
Long-term portion	45,948	21,467